American Century Capital Portfolios, Inc. Statement of Additional Information Supplement AC Alternatives® Income Fund
Supplement dated January 16, 2019 ■ Statement of Additional Information dated March 1, 2018 (as revised June 1, 2018)

Effective January 15, 2019, BCSF Advisors, LP (“BCSF”) no longer serves as an underlying subadvisor for the fund. All references to BCSF in the statement of additional information are deleted.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-94871 1901